Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Eaton Vance Multi-Strategy Absolute Return Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evmft_SupplementTextBlock

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND
Supplement to Prospectus dated March 1, 2014

1.

The following replaces the second paragraph of “Principal Investment Strategies” under “Fund Summaries - Eaton Vance Multi-Strategy Absolute Return Fund”:

The Fund has a flexible investment strategy and will invest in a variety of securities and investments and use a variety of investment techniques in pursuing its investment objective. Under normal market conditions, the Fund invests at least 70% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities (70% Policy). Effective September 1, 2014, the Fund’s 70% Policy will be eliminated. The Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called “junk bonds”) without limit. The Fund may invest in U.S. and foreign securities and other instruments, including sovereign debt (including debt issued by emerging market countries), corporate debt, floating-rate loans, municipal obligations (including shares of affiliated investment companies), commodity-related investments, mortgage-backed securities and inflation-linked debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), and debt obligations that are issued at a significant discount from face value (collectively, “deep discount bonds”). The Fund may invest in common and preferred stocks of companies of any capitalization, real estate investment trusts, exchange-traded funds (“ETFs”), including commodity-related ETFs, exchange-traded notes (“ETNs”) and other pooled investment vehicles. Under normal market conditions, the Fund expects to maintain a target portfolio duration of -5 years to 5 years. Under normal market conditions, the investment adviser targets Fund performance volatility ranging between approximately 2.0% and 6.5% annually. The Fund’s actual, or realized, volatility for longer or shorter periods may, however, be materially higher or lower than the target range, depending on market conditions. Actual or realized volatility can and will differ from the target volatility described above.

June 19, 2014

15181 6.19.14

Eaton Vance Multi-Strategy Absolute Return Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EADDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIDDX